Consolidated Statements of Comprehensive Income Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($)	8 Months Ended		12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 26, 2020	Apr. 30, 2019	Apr. 30, 2018
Statement of Comprehensive Income [Abstract]
Unrealized Loss on Interest Rate Swap, Value	$ (15,000)	$ (16,000)	$ (24,000)	$ (23,000)	$ 22,000
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (104,466,000)	$ (43,053,000)	$ 27,154,000	$ (2,156,000)	$ 135,000